Schedule H, line 4i (Details Textual) - EBP 41-0268370 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	H.B. FULLER COMPANY 401(k) & RETIREMENT PLAN
Entity Tax Identification Number	41-0268370
EBP, Plan Number	003